EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.02 - Schedule 7

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
2086333		2086333	Calculated DSCR	1.043	N
2086334		2086334	Calculated DSCR	0.845	N
2086333		2086333	Property Type	Two to Four Unit	Attached